Business segment information (Tables)	6 Months Ended
Jun. 30, 2024
Business segment information
Schedule of information by business segment

1st half 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	2,734	4,645	11,546	49,049	42,029	18	-	110,021
Intersegment sales	19,531	5,606	1,159	16,346	433	140	(43,215)	-
Excise taxes	-	-	-	(378)	(8,577)	-	-	(8,955)
Revenues from sales	22,265	10,251	12,705	65,017	33,885	158	(43,215)	101,066
Operating expenses	(9,113)	(7,706)	(12,071)	(62,535)	(32,697)	(547)	43,215	(81,454)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,824)	(631)	(202)	(792)	(414)	(55)	-	(5,918)
Net income (loss) from equity affiliates and other items	238	1,021	(589)	55	1,396	56	-	2,177
Tax on net operating income	(4,424)	(535)	(119)	(315)	(209)	32	-	(5,570)
Adjustments (a)	(75)	26	(1,389)	(171)	1,327	(13)	-	(295)
Adjusted net operating income	5,217	2,374	1,113	1,601	634	(343)	-	10,596
Adjustments (a)								(295)
Net cost of net debt								(650)
Non-controlling interests								(143)
Net income - TotalEnergies share								9,508

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

1st half 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	4,991	1,409	2,508	878	403	68	-	10,257
Total divestments	455	79	323	165	1,203	7	-	2,232
Cash flow from operating activities	8,125	2,141	1,398	(588)	1,542	(1,442)	-	11,176

1st half 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	3,388	6,892	14,804	49,704	44,071	15	-	118,874
Intersegment sales	20,836	8,777	2,355	17,691	321	121	(50,101)	-
Excise taxes	-	-	-	(415)	(8,692)	-	-	(9,107)
Revenues from sales	24,224	15,669	17,159	66,980	35,700	136	(50,101)	109,767
Operating expenses	(9,924)	(13,242)	(16,165)	(63,934)	(34,459)	(437)	50,101	(88,060)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,183)	(565)	(98)	(808)	(465)	(49)	-	(6,168)
Net income (loss) from equity affiliates and other items	53	1,276	(320)	55	307	(38)	-	1,333
Tax on net operating income	(5,287)	(342)	(152)	(512)	(281)	23	-	(6,551)
Adjustments (a)	(119)	(606)	(396)	(841)	73	(40)	-	(1,929)
Adjusted operating income	5,002	3,402	820	2,622	729	(325)	-	12,250
Adjustments (a)								(1,929)
Net cost of net debt								(538)
Non-controlling interests								(138)
Net income - TotalEnergies share								9,645

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

1st half 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	6,621	1,821	2,041	714	415	65	-	11,677
Total divestments	57	94	298	60	329	4	-	842
Cash flow from operating activities	8,583	4,868	999	1,072	(8)	(481)	-	15,033

2nd quarter 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,416	1,986	4,464	24,516	21,358	3	-	53,743
Intersegment sales	9,796	2,111	369	8,203	164	77	(20,720)	-
Excise taxes	-	-	-	(208)	(4,352)	-	-	(4,560)
Revenues from sales	11,212	4,097	4,833	32,511	17,170	80	(20,720)	49,183
Operating expenses	(4,669)	(2,922)	(4,506)	(31,647)	(16,601)	(318)	20,720	(39,943)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,907)	(310)	(105)	(416)	(208)	(30)	-	(2,976)
Net income (loss) from equity affiliates and other items	141	526	26	(13)	(84)	29	-	625
Tax on net operating income	(2,163)	(251)	(79)	(60)	(101)	(23)	-	(2,677)
Adjustments (a)	(53)	(12)	(333)	(264)	(203)	(9)	-	(874)
Adjusted net operating income	2,667	1,152	502	639	379	(253)	-	5,086
Adjustments (a)								(874)
Net cost of net debt								(365)
Non-controlling interests								(60)
Net income - TotalEnergies share								3,787

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

2nd quarter 2024	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,697	844	769	443	259	40	-	5,052
Total divestments	149	29	261	127	(78)	6	-	494
Cash flow from operating activities	4,535	431	1,647	1,541	1,650	(797)	-	9,007

2nd quarter 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
External sales	1,434	2,020	6,249	24,849	21,712	7	-	56,271
Intersegment sales	10,108	2,778	670	8,630	201	64	(22,451)	-
Excise taxes	-	-	-	(231)	(4,506)	-	-	(4,737)
Revenues from sales	11,542	4,798	6,919	33,248	17,407	71	(22,451)	51,534
Operating expenses	(5,162)	(3,797)	(6,334)	(32,042)	(16,672)	(276)	22,451	(41,832)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,117)	(277)	(51)	(394)	(241)	(26)	-	(3,106)
Net income (loss) from equity affiliates and other items	(15)	472	(250)	3	64	(17)	-	257
Tax on net operating income	(1,889)	(137)	(41)	(187)	(162)	(40)	-	(2,456)
Adjustments (a)	10	(271)	(207)	(376)	(53)	(40)	-	(937)
Adjusted net operating income	2,349	1,330	450	1,004	449	(248)	-	5,334
Adjustments (a)								(937)
Net cost of net debt								(245)
Non-controlling interests								(64)
Net income - TotalEnergies share								4,088

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

The management of balance sheet positions (including margin calls) related to centralized markets access for LNG, gas and power activities has been fully included in the Integrated LNG segment.

Effects of changes in the fair value of gas and LNG positions are allocated to the operating income of Integrated LNG segment.

Effects of changes in the fair value of power positions are allocated to the operating income of Integrated Power segment.

2nd quarter 2023	Exploration			Refining	Marketing
	&	Integrated	Integrated	&	&
(M$)	Production	LNG	Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	2,569	626	807	489	256	30	-	4,777
Total divestments	26	45	149	52	28	4	-	304
Cash flow from operating activities	4,047	1,332	2,284	1,923	665	(351)	-	9,900

Schedule of detail of the adjustment items

ADJUSTMENTS TO NET OPERATING INCOME

		Exploration			Refining	Marketing
		&	Integrated	Integrated	&	&
(M$)		Production	LNG	Power	Chemicals	Services	Corporate	Total
2nd quarter 2024	Inventory valuation effect	-	-	-	(263)	(64)	-	(327)
	Effect of changes in fair value	-	(12)	(279)	-	-	-	(291)
	Restructuring charges	-	-	(11)	-	-	-	(11)
	Asset impairment and provisions charges	-	-	-	-	-	-	-
	Gains (losses) on disposals of assets	-	-	29	-	(139)	-	(110)
	Other items	(53)	-	(72)	(1)	-	(9)	(135)
Total		(53)	(12)	(333)	(264)	(203)	(9)	(874)
2nd quarter 2023	Inventory valuation effect	-	-	-	(332)	(45)	-	(377)
	Effect of changes in fair value	-	(286)	175	-	-	-	(111)
	Restructuring charges	-	-	(5)	-	-	-	(5)
	Asset impairment and provisions charges	(123)	-	(346)	-	-	-	(469)
	Gains (losses) on disposals of assets	-	-	-	-	-	-	-
	Other items	133	15	(31)	(44)	(8)	(40)	25
Total		10	(271)	(207)	(376)	(53)	(40)	(937)
1st half 2024	Inventory valuation effect	-	-	-	(170)	(50)	-	(220)
	Effect of changes in fair value	-	26	(637)	-	-	-	(611)
	Restructuring charges	-	-	(11)	-	-	-	(11)
	Asset impairment and provisions charges	-	-	(644)	-	-	-	(644)
	Gains (losses) on disposals of assets	(9)	-	29	-	1,377	-	1,397
	Other items	(66)	-	(126)	(1)	-	(13)	(206)
Total		(75)	26	(1,389)	(171)	1,327	(13)	(295)
1st half 2023	Inventory valuation effect	-	-	-	(659)	(109)	-	(768)
	Effect of changes in fair value	-	(617)	72	-	-	-	(545)
	Restructuring charges	-	-	(5)	-	-	-	(5)
	Asset impairment and provisions charges	(123)	-	(346)	(60)	-	-	(529)
	Gains (losses) on disposals of assets	-	-	-	-	203	-	203
	Other items	4	11	(117)	(122)	(21)	(40)	(285)
Total		(119)	(606)	(396)	(841)	73	(40)	(1,929)